WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

NOTE 10 – WARRANTS

	2023	2022
Beginning balance	75,527,744	45,551,549
Issued	21,540,438	38,095,694
Exercised	(21,540,438)	(7,619,499)
Expired/Cancelled	(400,000)	(500,000)
Ending Balance	75,127,744	75,527,744

Warrants outstanding at December 31, 2023:

Number	Remaining Life	Exercise Price
1,904,762	48 months	$0.0001
1,904,762	47 months	$0.0001
1,904,762	46 months	$0.0001
1,904,762	44 months	$0.0001
22,857,147	40 months	$0.0001
21,540,438	35 months	$0.02
3,000,000	12 months	$0.09
4,000,000	29 months	$0.10
3,500,000	29 months	$0.11
500,000	7 months	$0.124
1,111,111	8 months	$0.14
3,000,000	12 months	$0.15
3,000,000	8 months	$0.15
5,000,000	8 months	$0.20
75,127,744	31.6 weighted average	$0.048 weighted average

The aggregate intrinsic value of vested share options (the market value was less the exercise price) at December 31, 2023 was zero.

At December 31, 2023 and 2022, there were 75,127,744 and 75,527,744 warrants fully vested issued and outstanding with a weighted average exercise price of $0.048 and $0.0659 per share.

During the fourth quarter 2023, the Company issued 21,540,438 replacement warrants for the purchase of common stock with an exercise price of $0.02 per share in conjunction with the exercise of 21,540,438 warrants for $107,078 in cash and a subscription receivable of $625, ($0.005 per share) under an inducement offer. There was no net accounting effect of this issuance. (See common stock above)

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 10 - WARRANTS, continued

During the fourth quarter 2022, the Company issued 7,619,499 replacement warrants for the purchase of common stock with an exercise price of $0.02 per share in conjunction with the exercise of 7,619,499 warrants for $152,390, ($0.02 per share) under an inducement offer. There was no net accounting effect of this issuance. (See common stock above)

During the fourth quarter 2022, The Company and the lender agreed to five modifications of the Note. In exchange for ultimately a three and a half-month extension of the first payment date, the lender received 1,904,762 additional warrants three times having a fair value of $36,054, $37,955 and $33,936, ($0.019; $0.02 and $0.018 per share, respectively), which was recorded as an additional debt discount and amortized over the remaining life of the Note.

During the third quarter 2022, The Company and the lender agreed to a modification of the Note. In exchange for a one-month extension to begin the principal payments under this Note, the parties agreed to reduce the qualified offering amount from $10 million to $7.2 million; modify the payment schedule from seven (7) months to six (6) months. In addition, the lender received 1,904,762 additional warrants having a fair value of $58,884, ($0.03 per share), which was recorded as an additional debt discount and amortized over the remaining life of the Note.

On March 2, 2022, the Company issued to a lender warrants to purchase 22,857,147 shares of common stock at an exercise price of $0.0001 per share in conjunction with the issuance of the debt. The warrants were valued at the relative fair value of $531,983 based on a fair value of $1,369,303 calculated using the Black-Scholes pricing model. The aggregate value for the initial and extension warrants was $698,813.

The method utilized to value the warrants granted for services in 2022, was the Black-Scholes pricing model with the following assumption ranges: Expected life - three or five years; stock price between $0.0179 and $0.031; volatility between 288% and 313.0%; exercise price between $0.02 and $0.0001 and bond equivalent yield rate between 1.62% and 5.05%.